Income taxes	12 Months Ended
Dec. 31, 2024
Income taxes
Income taxes

9 Income taxes

(a) Taxation recognized in consolidated profit or loss:

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Amounts recognized in consolidated profit or loss
Current tax
Provision for the year/period	252,989	557,630	339,409	789,640
Deferred tax
Origination and reversal of temporary differences (Note 9(c))	14,081	(5,845)	57,256	(77,536)
Tax expense	267,070	551,785	396,665	712,104

1)	Cayman Islands and the BVI

Pursuant to the rules and regulations of the Cayman Islands and the BVI, the Group is not subject to any income tax in the Cayman Islands and the BVI.

2)	Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Company’s Hong Kong subsidiaries are subject to Hong Kong Profits Tax at the rate of 16.5% on their taxable income generated from the operations in Hong Kong. A two-tiered profits tax rates regime was introduced in 2018 where the first HKD2 million of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the Group to benefit from the progressive rates.

3)	Mainland China

Under the Corporate Income Tax (“CIT”) Law, the subsidiaries established in mainland China are subject to a unified statutory CIT rate of 25%.

A subsidiary established in Hengqin New Area of Zhuhai, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15% prior to December 31, 2022.

A subsidiary established in Guangzhou Nansha, a pilot free trade zone in the PRC, met the criteria for a preferential income tax rate of 15%.

A subsidiary established in Guangzhou, the PRC, is qualified as high and new technology enterprise and is entitled to a preferential income tax rate of 15% for three years ended December 31, 2024.

4)	United States

Under United States Internal Revenue Code, the subsidiaries established in United States are subject to a unified Federal CIT rate of 21% and variable state income and franchise tax ranging from 0.75% to 9.8% depends on which state the subsidiaries has nexus with.

5)	Indonesia

The subsidiary incorporated in Indonesia is subject to the prevailing statutory tax rate on taxable income. The statutory tax rate was 25% for fiscal year ended December 31, 2020 and 22% from fiscal year ended December 31, 2021 and onwards.

6)	India

Under the Income Tax Act 1961 enacted in India, the subsidiary incorporated in India is subject to a profit tax rate of 26% for fiscal year ended March 31, 2022 and 25.17% from fiscal year ended March 31, 2023 and onwards.

7)	Canada

Under the Canadian federal and provincial tax rules, the subsidiaries incorporated in Canada are subject to the combined Canadian federal and provincial statutory income tax rates ranging from 23% to 31% depending on the location of the operation.

8)	Singapore

Under the Income Tax Act enacted in Singapore, the subsidiaries incorporated in Singapore are subject to a tax rate of 17% on its chargeable income.

9)	Vietnam

Under the Law on Corporate Income Tax enacted in Vietnam, the subsidiary incorporated in Vietnam is subject to a tax rate of 20% on its assessable income.

(b) Reconciliation between tax expense and accounting profit at applicable tax rates:

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Profit before taxation	906,813	2,333,614	1,652,742	3,347,532
Notional tax on profit before taxation, calculated at the rates applicable to profits in the jurisdictions concerned	214,704	566,955	394,856	859,697
Tax effect of share-based compensation expenses (Note 6(i))	20,254	15,435	11,401	20,127
Tax effect of other non-deductible expenses	10,935	13,666	7,310	13,060
Effect of preferential tax treatments on assessable profits of certain subsidiaries (Note 9(a)(3))	(18,001)	(42,739)	(10,756)	(101,522)
Tax effect of additional deduction on research and development costs	—	(4,217)	(3,476)	(6,179)
Tax effect of exempted and non-taxable income	(4,044)	(7,421)	(12,481)	(11,978)
Effect of unused tax losses not recognized/(being utilized)	44,888	22,956	(8,002)	(56,271)
Effect of deductible temporary differences (being utilized)/not recognized	(1,666)	(12,850)	13,718	1,736
Others	—	—	4,095	(6,566)
Actual tax expenses	267,070	551,785	396,665	712,104

(c) Movement in deferred tax assets

The components of deferred tax assets recognized in the consolidated statement of financial position and the movements during the reporting periods presented are as follows:

				Loss from
				waiver of
				intercompany
				receivables
	Unused	Intra-group		of
	tax	unrealized	Credit loss and	discontinued	Right-of-use	Lease
	losses	profits	impairment	operations	assets	Liabilities	Others	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Deferred tax assets arising from:
At July 1, 2022	31,696	11,097	41,573	61,548	(117,318)	127,421	(1,684)	154,333
Charged to profit or loss	(8,499)	11,944	(3,519)	(675)	9,543	(11,976)	9,027	5,845
Exchange rate difference	239	111	628	—	(162)	175	448	1,439
At June 30, 2023	23,436	23,152	38,682	60,873	(107,937)	115,620	7,791	161,617
Charged to profit or loss	(392)	4,781	(7,574)	(54,048)	8,770	(6,563)	(2,230)	(57,256)
Exchange rate difference	(31)	(113)	73	—	363	(370)	(153)	(231)
At December 31, 2023	23,013	27,820	31,181	6,825	(98,804)	108,687	5,408	104,130
Charged to profit or loss	82,060	19,694	7,029	(6,825)	(337,147)	333,059	(20,334)	77,536
Exchange rate difference	437	—	(78)	—	(815)	791	(53)	282
At December 31, 2024	105,510	47,514	38,132	—	(436,766)	442,537	(14,979)	181,948

The Group only recognizes deferred income tax assets for cumulative tax losses if it is probable that future taxable amounts will be available to utilize those tax losses.

(d) Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items, because it is not probable that future taxable profit against which the losses can be utilized will be available in the relevant tax jurisdiction.

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Deductible temporary differences	49,375	54,416	63,546
Cumulative tax losses	751,256	774,584	447,814
Total	800,631	829,000	511,360

(e) Tax losses carried forward

Tax losses for which no deferred tax asset was recognized will expire as follows:

	As at		As at		As at
	June 30,		December 31,		December 31,
	2023	Expiry date	2023	Expiry date	2024	Expiry date
	RMB’000		RMB’000		RMB’000
Expire	361,627	2024-2044	432,759	2024-2044	368,235	2025-2045
Never expire	389,629		341,825		79,579

Tax losses for which no deferred tax asset was recognized are related to subsidiaries that are not expected to derive sufficient taxable profits in the foreseeable future before unused tax losses expired.

(f) Uncertain tax position

The Group evaluates whether it is probable that tax authority will accept the tax treatment for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of June 30, 2023 and December 31, 2023 and 2024, the Group did not have any significant unrecognized uncertain tax positions. The Group does not anticipate any significant increase to unrecognized tax benefit within the next 12 months. Interest and penalties related to income tax matters, if any, is included in income tax expense.

(g) Pillar Two income taxes

In 2021, the Organisation for Economic Co-operation and Development published the Global Anti-Base Erosion Model Rules (“Pillar Two model rules”) for a new global minimum tax reform applicable to large multinational enterprises. Certain jurisdictions in which the group operates have implemented Pillar Two income tax legislation based on this framework, and those Pillar Two income tax laws became effective on January 1, 2024. As all subsidiaries within the Group in those jurisdictions have jurisdictional effective tax rates in excess of 15%, the Group has not recognized any Pillar Two related income tax expense for the year ended December 31, 2024.

Other jurisdictions in which the Group operates are in the process of implementing their Pillar Two income tax legislation. Therefore, it is possible that the Group may be subject to additional Pillar Two income taxes in those jurisdictions.